UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21820

 NAME OF REGISTRANT:                     Eaton Vance Credit Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Eaton Vance Credit Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932573757
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  11-Sep-2006
          Ticker:  FCT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          For                            For
       RICHARD E. ERICKSON                                       Mgmt          For                            For
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  932687835
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J108
    Meeting Type:  Annual
    Meeting Date:  23-May-2007
          Ticker:  TWC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. CHANG                                            Mgmt          For                            For
       JAMES E. COPELAND, JR.                                    Mgmt          For                            For

02     RATIFICATION OF AUDITORS.                                 Mgmt          For                            For

03     APPROVAL OF THE TIME WARNER CABLE INC. 2006               Mgmt          For                            For
       STOCK INCENTIVE PLAN.

04     APPROVAL OF THE TIME WARNER CABLE INC. 2007               Mgmt          For                            For
       ANNUAL BONUS PLAN.



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Credit Opportunities Fund
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/24/2007